Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income - USD ($) $ in Thousands		3 Months Ended				12 Months Ended
		Mar. 29, 2026		Mar. 30, 2025		Dec. 28, 2025		Dec. 29, 2024
Income Statement [Abstract]
Revenues		$ 72,793		$ 78,413		$ 300,000		$ 108,742
Cost of revenues		28,106	[1]	51,037	[1]	170,788	[2]	69,240	[2]
Gross profit		44,687		27,376		129,212		39,502
Operating expenses:
Sales commissions		28,564		7,684		37,009		24,590
Sales and marketing		4,993		8,522		29,030		6,827
General and administrative		30,325		14,896		90,104		76,594
Total operating expenses		63,882		31,102		156,143		108,011
Loss from operations		(19,195)		(3,726)		(26,931)		(68,509)
Interest expense		(6,924)	[3]	(6,041)	[3]	(25,095)	[4]	(16,223)	[4]
Interest income				3		3		19
Other non-operating income, net		30,761	[5]	14,576	[5]	9,347	[6]	7,932	[6]
Gain on troubled debt restructuring	[7]							22,337
Total other income, net		23,837		8,538		(15,745)		14,065
Income from operations before income taxes		4,642		4,812		(42,676)		(54,444)
Income tax (provision)		608				(1,578)
Net loss from continuing operations						(44,254)		(54,444)
Net loss from discontinued operations, net of taxes						(1,100)		(2,007)
Net income (loss)		5,250		4,812		(45,354)		(56,451)
Other comprehensive income
Comprehensive income (net of tax)		$ 5,250		$ 4,812		$ (45,354)		$ (56,451)
Net loss from continuing operations per share attributable to common stockholders, basic (in Dollars per share)						$ (0.51)		$ (0.82)
Net loss from discontinued operations per share attributable to common stockholders, basic (in Dollars per share)						(0.01)		(0.03)
Net loss from continuing operations per share attributable to common stockholders, diluted (in Dollars per share)						(0.51)		(1.19)
Net loss from discontinued operations per share attributable to common stockholders, diluted (in Dollars per share)						(0.01)		(0.03)
Net income per share attributable to common stockholders
Basic (in Dollars per share)		$ 0.04		$ 0.06		(0.52)		(0.85)
Diluted (in Dollars per share)		$ 0		$ 0.02		$ (0.52)		$ (1.22)
Weighted-average shares used to compute net income per share attributable to common stockholders
Basic (in Shares)		124,279,055		80,209,585		87,108,928		66,655,837
Diluted (in Shares)		163,787,402		112,302,063		87,108,928		75,793,548

[1]	Cost of revenue with SameDay Solar, a related party, was $0.5 million and $0.2 million in the thirteen weeks ended March 29, 2026 and March 30, 2025, respectively. Refer to Note 17 – Related Party Transactions for details.
[2]	The Company identified SameDay Solar as a related party beginning in fiscal 2024. Cost of revenue paid to SameDay Solar totaled $1.0 million and $0.6 million in the fiscal years ended December 28, 2025 and December 29, 2024, respectively. Refer to Note 19 – Related Party Transactions for details.
[3]	Includes related party interest expense and amortization of debt issuance costs of $2.3 million and $1.4 million in the thirteen weeks ended March 29, 2026 and March 30, 2025, respectively.
[4]	Includes interest expense and amortization of debt issuance costs due to related parties of $5.7 million and $7.6 million in the fiscal years ended December 28, 2025 and December 29, 2024, respectively. Refer to Note 10 – Borrowings and Derivative Liabilities for details.
[5]	Includes the following related party transactions (in millions):
[6]	Includes the following related party transactions (in millions):
[7]	Gain includes $12.5 million with a related party in the fiscal year ended December 29, 2024. Refer to Note 10 – Borrowings and Derivative Liabilities for details.